Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 09, 2018
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 09, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTAX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTLX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFCCX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTIX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTRX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTSX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTTX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTYX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTFX